Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of principal activities
Entity Name	Registered Location	Percentage of ownership	Date of incorporation	Principal activities
Meihua International Medical Technologies Co., Ltd. (“Meihua”)	Cayman	Parent	November 10, 2020	Investment holding

康复国际医疗有限公司 Kang Fu International Medical Co., Limited (“Kang Fu”)	Hong Kong	100% by Meihua	October 13, 2015	Investment holding

扬州华达医疗器械有限公司 Yangzhou Huada Medical Equipment Co., Ltd. (“Huada”)	Yangzhou	100% by Kang Fu	December 24, 2001	Medical Equipment Sales

江苏亚达科技集团有限公司 Jiangsu Yada Technology Group Co., Ltd. (“Yada”)	Yangzhou	100% by Huada	December 5, 1991	Medical Equipment Sales

江苏华东医疗器械实业有限公司 Jiangsu Huadong Medical Device Industry Co., Ltd. (“Huadong”)	Yangzhou	100% by Yada	November 18, 2000	Medical Equipment Sales

扬州光辉医疗科技有限公司 Yangzhou Guanghui Medical Technology Co., Ltd. (“Guanghui”)	Yangzhou	100% by Huadong	December 22, 2020	Medical Equipment Sales

Schedule of payments received
US$
December 2019	344,739
January 2020	359,885
April 2020	508,814
September 2020	403,533
Total	1,616,971